Document and Entity Information	Sep. 23, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	General Mills, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-01185
Entity Tax Identification Number	41-0274440
Entity Address, Address Line One	Number One General Mills Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	763
Local Phone Number	764-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000040704
Common Stock, $.10 par value
Document Information [Line Items]
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	GIS
Security Exchange Name	NYSE
1.500% Notes due 2027
Document Information [Line Items]
Security 12b Title	1.500% Notes due 2027
Trading Symbol	GIS 27
Security Exchange Name	NYSE
3.907% Notes due 2029
Document Information [Line Items]
Security 12b Title	3.907% Notes due 2029
Trading Symbol	GIS 29
Security Exchange Name	NYSE
3.650% Notes due 2030
Document Information [Line Items]
Security 12b Title	3.650% Notes due 2030
Trading Symbol	GIS 30A
Security Exchange Name	NYSE
3.600% Notes due 2032
Document Information [Line Items]
Security 12b Title	3.600% Notes due 2032
Trading Symbol	GIS 32
Security Exchange Name	NYSE
3.850% Notes due 2034
Document Information [Line Items]
Security 12b Title	3.850% Notes due 2034
Trading Symbol	GIS 34
Security Exchange Name	NYSE
Four Point Seven Five Zero Percent Series A Fixed-To-Fixed Reset Rate Junior Subordinated Notes Due 2056
Document Information [Line Items]
Security 12b Title	4.750% Series A Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056
Trading Symbol	GIS 56
Security Exchange Name	NYSE
Five Point Two Five Zero Percent Series B Fixed-To-Fixed Reset Rate Junior Subordinated Notes Due 2056
Document Information [Line Items]
Security 12b Title	5.250% Series B Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056
Trading Symbol	GIS 56A
Security Exchange Name	NYSE